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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-21331
                                                                       _____________________________

Evergreen Managed Income Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)          (Zip code)

 Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                                  _______________

Date of fiscal year end: Registrant is making a quarterly filing for one of its series, Evergreen Managed Income Fund, for the quarter ended January 31, 2006. This one series has an October 31 fiscal year end.

Date of reporting period: January 31, 2006
                                            _______________

Item 1 – Schedule of Investments

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 7.1%
FIXED-RATE 0.3%
FNMA, Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$2,099,142	$2,118,664

FLOATING-RATE 6.8%
FHLMC:
Ser. 196, Class A, 5.30%, 12/15/2021	317,993	318,158
Ser. 1500, Class FD, 4.19%, 05/15/2023 ##	7,268,837	7,333,602
Ser. 2247, Class FC, 5.07%, 08/15/2030 ##	1,580,262	1,590,169
Ser. 2390, Class FD, 4.92%, 12/15/2031 ##	246,985	249,255
Ser. 2411, Class F, 5.02%, 02/15/2032	297,301	300,741
Ser. 2567, Class FH, 4.87%, 02/15/2033 ##	781,756	784,395
Ser. T-62, Class 1A1, 4.53%, 10/25/2044 ##	4,047,614	4,079,388
FNMA:
Ser. 2000-45, Class F, 4.83%, 12/25/2030	1,410,449	1,418,291
Ser. 2001-24, Class FC, 4.98%, 04/25/2031	483,479	488,285
Ser. 2001-35, Class F, 4.98%, 07/25/2031	102,547	104,236
Ser. 2001-37, Class F, 4.88%, 08/25/2031	584,764	589,898
Ser. 2001-57, Class F, 4.88%, 06/25/2031	103,241	104,594
Ser. 2001-62, Class FC, 5.03%, 11/25/2031	1,357,098	1,381,264
Ser. 2002-77:
Class FH, 4.87%, 12/18/2032	605,378	610,539
Class FV, 4.87%, 12/18/2032	2,044,501	2,068,645
Ser. 2002-95, Class FK, 4.88%, 01/25/2033	6,145,186	6,269,503
Ser. 2002-97, Class FR, 4.93%, 01/25/2033	212,356	215,942
Ser. 2003-W6, Class F, 4.73%, 09/25/2042	6,866,683	6,904,312
Ser. 2003-W8, Class 3F2, 4.73%, 05/25/2042	1,214,889	1,222,713
Ser. 2005-W4, Class 3A, 4.84%, 06/25/2035	11,900,000	12,128,767
Ser. G92-53, Class FA, 5.16%, 09/25/2022	2,852,915	2,897,135
GNMA, Ser. 1997-13, Class F, 5.00%, 09/16/2027	2,798,759	2,817,244

		53,877,076

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $55,861,826)		55,995,740

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 29.0%
FIXED-RATE 4.1%
FHLMC, 8.50%, 03/01/2030	211,629	229,510
FHLMC 15 year, 5.50%, TBA #	1,825,000	1,835,266
FHLMC 30 year, 6.00%, TBA #	950,000	959,796
FNMA:
6.00%, 04/01/2033	1,005,456	1,016,234
6.50%, 11/01/2032	1,328,119	1,365,452
7.00%, 09/01/2031 – 08/01/2032	3,333,202	3,472,470
7.35%, 02/01/2012	710,037	723,260
7.50%, 07/01/2017 – 07/01/2032	865,000	908,290
8.00%, 06/01/2030	281,551	300,905
FNMA 15 year, 5.50%, TBA #	5,775,000	5,811,094
FNMA 30 year, 6.00%, TBA #	10,500,000	10,605,000
GNMA:
6.50%, 06/15/2028	165,178	173,244
9.50%, 12/15/2009 – 04/15/2011	4,513,832	4,989,543

		32,390,064

FLOATING-RATE 24.9%
FHLMC:
3.11%, 12/01/2033	16,018,614	16,240,312
3.41%, 06/01/2033	3,075,080	3,088,434
3.61%, 12/01/2026	198,724	202,249
4.20%, 03/01/2018 – 10/01/2033	863,883	888,725
4.29%, 10/01/2017	15,530	15,846
4.32%, 08/01/2017	45,759	46,755

		1

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC: continued
4.375%, 12/01/2022	$746	$746
4.71%, 05/01/2019	19,330	19,976
4.83%, 10/01/2022	337,990	345,957
4.85%, 06/01/2018	352,387	357,842
4.875%, 12/01/2018	100,810	103,986
4.95%, 01/01/2030	296,937	304,770
5.03%, 05/01/2025	102,014	106,164
5.06%, 10/01/2035	6,737,868	6,661,124
5.19%, 07/01/2030	280,134	289,854
5.20%, 06/01/2031	1,319,610	1,349,301
5.32%, 06/01/2030	29,799	29,958
5.36%, 06/01/2035	252,308	256,140
5.375%, 10/01/2024	55,123	55,736
5.48%, 07/01/2032	5,000,939	4,999,219
5.50%, 09/01/2032	1,933,909	2,012,144
5.53%, 06/01/2028 – 08/01/2032	5,477,366	5,610,425
5.55%, 10/01/2033	775,279	805,298
5.71%, 10/01/2030	1,146,797	1,200,278
5.73%, 06/01/2023	558,641	574,361
5.81%, 08/01/2030	1,156,866	1,214,038
6.06%, 01/01/2027	473,489	487,244
7.22%, 03/01/2031	131,912	134,931
FNMA:
3.75%, 12/01/2035 	9,005,906	9,270,454
3.89%, 10/01/2029	284,765	286,007
4.00%, 01/01/2017	126,187	127,452
4.12%, 03/01/2033	862,751	866,829
4.15%, 12/01/2009	5,238,213	5,214,065
4.32%, 12/01/2017	1,414,369	1,436,476
4.38%, 05/01/2029	8,868,897	8,860,897
4.47%, 02/01/2035	2,403,577	2,443,092
4.51%, 05/01/2033	4,007,613	3,955,786
4.56%, 08/01/2020	2,903,281	2,878,952
4.58%, 09/01/2041	2,357,176	2,387,048
4.65%, 03/01/2035	7,796,934	8,068,267
4.68%, 07/01/2044	3,567,706	3,635,064
4.73%, 06/01/2040 – 12/01/2040	9,309,113	9,429,911
4.74%, 06/01/2033	2,760,377	2,768,603
4.75%, 12/01/2016	22,177	22,245
4.79%, 02/01/2035	2,785,559	2,800,183
4.80%, 08/01/2034	9,690,495	9,741,273
4.87%, 04/01/2035	4,746,812	4,745,673
4.92%, 07/01/2020	1,283,439	1,276,021
4.98%, 03/01/2033	171,800	171,562
4.99%, 12/01/2031 – 10/01/2033	1,570,426	1,595,039
5.01%, 03/01/2034	3,185,585	3,260,287
5.02%, 04/01/2034	2,146,035	2,187,689
5.04%, 10/01/2032	865,520	890,430
5.11%, 01/01/2034	1,321,490	1,326,036
5.15%, 07/01/2032 – 04/01/2034	11,030,606	11,286,327
5.26%, 04/01/2025	412,240	417,087
5.39%, 06/01/2031	366,445	370,585
5.42%, 12/01/2034	2,930,826	3,046,681
5.44%, 10/01/2035	7,473,036	7,722,038

2

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA: continued
5.49%, 07/01/2033 – 02/01/2035	$9,549,642	$9,842,813
5.55%, 09/01/2024	13,322	13,442
5.57%, 10/01/2034	2,463,269	2,524,333
5.63%, 04/01/2034	3,479,367	3,600,275
5.64%, 02/01/2035	1,117,199	1,163,161
5.71%, 09/01/2032	754,210	778,503
5.73%, 04/01/2031	1,381,015	1,406,826
5.77%, 04/01/2028	1,924,838	1,974,402
6.00%, 05/01/2021 – 08/01/2021	43,676	43,926
6.05%, 12/01/2022	46,058	46,238
6.27%, 11/01/2024	734,757	754,676
6.34%, 01/01/2033	2,159,277	2,201,697
6.57%, 04/01/2033	1,470,642	1,527,408
GNMA:
4.00%, 02/20/2031	712,396	723,667
4.25%, 02/20/2029	1,646,512	1,675,606
4.375%, 01/20/2027 – 03/20/2028	804,345	821,863
4.50%, 09/20/2030 – 02/20/2031	1,808,639	1,852,667
5.00%, 11/20/2030 – 10/20/2031	2,503,679	2,544,133
5.125%, 10/20/2029 – 11/20/2030	4,148,633	4,218,480

		197,603,988

Total Agency Mortgage-Backed Pass Through Securities (cost $231,234,048)		229,994,052

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.7%
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	656,859	693,617
Ser. 2002-T6, Class A4, FRN, 4.90%, 03/25/2041	2,446,405	2,486,282
Ser. 2003-W02, Class 2A8, 5.67%, 07/25/2042	700,000	724,150
Ser. 2003-W06, Class 3A, 6.50%, 09/25/2042	1,583,503	1,621,222

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $5,605,750)		5,525,271

CORPORATE BONDS 69.8%
CONSUMER DISCRETIONARY 20.3%
Auto Components 1.6%
Accuride Corp., 8.50%, 02/01/2015	3,000,000	3,000,000
Tenneco Automotive, Inc., 8.625%, 11/15/2014 þ	6,125,000	6,186,250
TRW Automotive, Inc., 11.00%, 02/15/2013	3,000,000	3,420,000

		12,606,250

Diversified Consumer Services 0.7%
Carriage Services, Inc., 7.875%, 01/15/2015	1,540,000	1,572,725
Service Corporation International:
6.75%, 04/01/2016	1,835,000	1,823,531
7.00%, 06/15/2017 144A	2,575,000	2,626,500

		6,022,756

Hotels, Restaurants & Leisure 4.5%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	6,000,000	6,322,500
Equinox Holdings, Inc., 9.00%, 12/15/2009 þ	4,635,000	4,959,450
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 þ	3,000,000	2,947,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	3,250,000	3,205,312
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	5,000,000	5,350,000
MGM MIRAGE, Inc., 9.75%, 06/01/2007	5,500,000	5,802,500
Seneca Gaming Corp., Ser. B, 7.25%, 05/01/2012 144A	1,500,000	1,526,250
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	5,250,000	5,866,875

		35,980,387

		3

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 0.9%
Hovnanian Enterprises, Inc., 7.75%, 05/15/2013 þ	$1,750,000	$1,771,875
Standard Pacific Corp., 9.25%, 04/15/2012	3,000,000	3,135,000
Technical Olympic USA, Inc., 10.375%, 07/01/2012	2,000,000	2,035,000

		6,941,875

Media 8.4%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012 þ	4,570,000	4,752,800
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 þ	4,425,000	4,236,938
CCO Holdings, LLC, 8.75%, 11/15/2013	3,000,000	2,895,000
Cinemark USA, Inc., 9.00%, 02/01/2013	5,000,000	5,306,250
CSC Holdings, Inc., 7.625%, 04/01/2011	1,800,000	1,811,250
Dex Media East, LLC:
9.875%, 11/15/2009	5,500,000	5,967,500
12.125%, 11/15/2012	3,000,000	3,487,500
Emmis Communications Corp., FRN, 10.37%, 06/15/2012	600,000	603,750
Houghton Mifflin Co.:
8.25%, 02/01/2011	6,125,000	6,400,625
Sr. Disc. Note, Step Bond, 0.00%, 10/15/2013 † þ	3,000,000	2,467,500
Mediacom Communications Corp., 9.50%, 01/15/2013 þ	9,000,000	8,977,500
Paxson Communications Corp., FRN, 10.78%, 01/15/2013 144A	4,000,000	3,860,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	5,000,000	5,650,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	3,000,000	3,052,500
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	4,725,000	4,665,937
Visant Corp., 7.625%, 10/01/2012	3,035,000	3,042,588

		67,177,638

Multi-line Retail 0.8%
Neiman Marcus Group, Inc.:
9.00%, 10/15/2015 144A	3,000,000	3,127,500
10.375%, 10/15/2015 144A þ	3,000,000	3,108,750

		6,236,250

Specialty Retail 1.4%
American Achievement Corp., 8.25%, 04/01/2012	1,845,000	1,898,044
FTD, Inc., 7.75%, 02/15/2014 þ	2,916,000	2,923,290
United Auto Group, Inc., 9.625%, 03/15/2012	5,750,000	6,138,125

		10,959,459

Textiles, Apparel & Luxury Goods 2.0%
Levi Strauss & Co.:
9.75%, 01/15/2015	2,975,000	3,149,781
12.25%, 12/15/2012	2,750,000	3,135,000
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	6,000,000	6,255,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,225,000

		15,764,781

CONSUMER STAPLES 2.6%
Food & Staples Retailing 0.8%
Rite Aid Corp., 12.50%, 09/15/2006	5,725,000	5,982,625

Food Products 1.3%
Chiquita Brands International, Inc., 8.875%, 12/01/2015 þ	6,000,000	5,595,000
Del Monte Foods Co.:
6.75%, 02/15/2015	685,000	683,288
8.625%, 12/15/2012	4,108,000	4,375,020

		10,653,308

4

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BOND continued
CONSUMER STAPLES continued
Personal Products 0.5%
Playtex Products, Inc., 8.00%, 03/01/2011	$3,800,000	$4,089,750

ENERGY 9.2%
Energy Equipment & Services 3.0%
Dresser, Inc., 9.375%, 04/15/2011	6,000,000	6,345,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,675,000	1,758,750
Hanover Compressor Co., 8.75%, 09/01/2011 þ	3,000,000	3,176,250
Parker Drilling Co., 9.625%, 10/01/2013 þ	5,141,000	5,796,478
SESI, LLC, 8.875%, 05/15/2011	6,000,000	6,315,000

		23,391,478

Oil, Gas & Consumable Fuels 6.2%
ANR Pipeline Co., 8.875%, 03/15/2010	1,135,000	1,219,851
Chesapeake Energy Corp.:
6.875%, 01/15/2016	3,500,000	3,587,500
7.75%, 01/15/2015 þ	6,925,000	7,392,437
El Paso Corp., 7.875%, 06/15/2012	3,000,000	3,187,500
El Paso Production Holding Co., 7.75%, 06/01/2013	4,500,000	4,781,250
Exco Resources, Inc., 7.25%, 01/15/2011	900,000	918,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	6,000,000	6,450,000
Petroleum Helicopters, Inc., 9.375%, 05/01/2009	4,000,000	4,230,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	5,501,000	5,954,833
Premcor Refining Group, Inc., 9.50%, 02/01/2013	2,650,000	2,955,579
Targa Resources, Inc., 8.50%, 11/01/2013 144A	1,000,000	1,045,000
Williams Cos.:
7.50%, 01/15/2031	2,850,000	3,035,250
8.125%, 03/15/2012	4,150,000	4,559,813

		49,317,013

FINANCIALS 4.2%
Consumer Finance 1.7%
General Motors Acceptance Corp.:
5.625%, 05/15/2009	3,500,000	3,281,677
6.125%, 09/15/2006 þ	3,000,000	2,968,620
Northern Telecom Capital Corp., 7.875%, 06/15/2026	3,000,000	2,955,000
Terra Capital, Inc., 11.50%, 06/01/2010 	3,600,000	4,032,000

		13,237,297

Diversified Financial Services 0.2%
Alamosa Delaware, Inc., 11.00%, 07/31/2010	1,600,000	1,800,000

Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	5,000,000	5,312,500
Triad Financial Corp., Ser. B, 11.125%, 05/01/2013	2,900,000	2,871,000

		8,183,500

Real Estate 1.3%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	3,500,000	3,666,250
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	550,000	561,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	6,000,000	5,940,000

		10,167,250

HEALTH CARE 1.8%
Health Care Equipment & Supplies 0.4%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	2,920,000	3,036,800

		5

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services 1.4%
HCA, Inc., 8.75%, 09/01/2010	$5,250,000	$5,814,601
IASIS Healthcare Corp., 8.75%, 06/15/2014	2,075,000	2,134,656
Select Medical Corp., 7.625%, 02/01/2015	3,500,000	3,132,500

		11,081,757

INDUSTRIALS 3.4%
Commercial Services & Supplies 1.6%
Allied Waste North America, Inc., 9.25%, 09/01/2012	5,500,000	5,981,250
NationsRent Companies, Inc., 9.50%, 10/15/2010	6,000,000	6,600,000

		12,581,250

Machinery 1.8%
Case New Holland, Inc., 9.25%, 08/01/2011	9,750,000	10,481,250
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 þ	1,775,000	1,801,625
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	2,269,000	2,359,760

		14,642,635

INFORMATION TECHNOLOGY 3.1%
Electronic Equipment & Instruments 0.5%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,650,000	3,869,000

IT Services 1.8%
Stratus Technologies, Inc., 10.375%, 12/01/2008	2,500,000	2,612,500
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	9,450,000	9,875,250
10.25%, 08/15/2015 144A	1,750,000	1,767,500

		14,255,250

Software 0.8%
UGS Corp., 10.00%, 06/01/2012	5,740,000	6,342,700

MATERIALS 13.3%
Chemicals 4.1%
Equistar Chemicals, LP, 10.625%, 05/01/2011	5,700,000	6,298,500
Huntsman Advanced Materials, LLC, 11.625%, 10/15/2010	3,000,000	3,450,000
Huntsman International, LLC, 11.50%, 07/15/2012	6,300,000	7,260,750
Lyondell Chemical Co.:
9.50%, 12/15/2008 þ	1,880,000	1,981,050
10.50%, 06/01/2013	3,960,000	4,484,700
11.125%, 07/15/2012	1,165,000	1,313,538
PQ Corp., 7.50%, 02/15/2013 144A	3,295,000	3,122,013
Tronox Worldwide, Inc., 9.50%, 12/01/2012 144A	4,125,000	4,320,937

		32,231,488

Containers & Packaging 2.9%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A	5,300,000	5,525,250
Graham Packaging Co., 9.875%, 10/15/2014 þ	3,075,000	3,059,625
Graphic Packaging International, Inc., 9.50%, 08/15/2013 þ	6,000,000	5,670,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013 þ	4,300,000	4,547,250
8.75%, 11/15/2012	4,050,000	4,374,000

		23,176,125

Metals & Mining 4.5%
Alaska Steel Corp., 7.75%, 06/15/2012 þ	3,350,000	3,283,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	3,595,000	3,747,787
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 þ	4,705,000	4,793,219
10.125%, 02/01/2010	1,450,000	1,595,000

6

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining continued
Indalex Holding Corp., 11.50%, 02/01/2014 144A	$7,000,000	$6,947,500
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	4,350,000	4,643,625
United States Steel Corp., 10.75%, 08/01/2008	9,450,000	10,536,750

		35,546,881

Paper & Forest Products 1.8%
Boise Cascade, LLC, 7.125%, 10/15/2014 þ	1,500,000	1,391,250
Buckeye Technologies, Inc., 8.50%, 10/01/2013	5,000,000	5,050,000
Georgia Pacific Corp.:
8.00%, 01/15/2024	1,670,000	1,636,600
8.125%, 05/15/2011 þ	6,000,000	6,135,000

		14,212,850

TELECOMMUNICATION SERVICES 7.1%
Diversified Telecommunication Services 2.6%
Consolidated Communications, Inc., 9.75%, 04/01/2012	3,900,000	4,163,250
Insight Midwest, LP:
9.75%, 10/01/2009	3,750,000	3,890,625
10.50%, 11/01/2010	3,500,000	3,705,625
Qwest Communications International, Inc.:
7.875%, 09/01/2011	3,000,000	3,187,500
8.875%, 03/15/2012	5,250,000	5,840,625

		20,787,625

Wireless Telecommunication Services 4.5%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	1,500,000	1,633,125
American Cellular Corp., 10.00%, 08/01/2011	2,500,000	2,731,250
Centennial Communications Corp.:
10.00%, 01/01/2013 144A þ	1,500,000	1,560,000
10.125%, 06/15/2013	4,000,000	4,400,000
Dobson Communications Corp.:
8.375%, 11/01/2011 þ	1,500,000	1,605,000
8.875%, 10/01/2013 þ	1,750,000	1,771,875
Horizon PCS, Inc., 11.375%, 07/15/2012	2,200,000	2,546,500
Rural Cellular Corp.:
8.25%, 03/15/2012	5,750,000	6,087,812
9.75%, 01/15/2010 þ	3,125,000	3,203,125
Sprint Nextel Corp., Inc., Ser. D, 7.375%, 08/01/2015	6,000,000	6,345,810
UbiquiTel, Inc., 9.875%, 03/01/2011	1,500,000	1,653,750
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	1,500,000	1,706,250

		35,244,497

UTILITIES 4.8%
Electric Utilities 1.8%
Edison Mission Energy, 10.00%, 08/15/2008	5,250,000	5,735,625
Reliant Energy, Inc.:
9.25%, 07/15/2010	3,000,000	2,977,500
9.50%, 07/15/2013 þ	5,500,000	5,472,500

		14,185,625

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	4,000,000	4,177,044

Independent Power Producers & Energy Traders 2.5%
AES Corp., 9.00%, 05/15/2015 144A	4,800,000	5,280,000
Dynegy, Inc., 10.125%, 07/15/2013 144A	5,500,000	6,235,625

		7

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders continued
Mirant Corp., 7.375%, 12/31/2013 144A	$4,425,000	$4,524,562
NRG Energy, Inc., 8.00%, 12/15/2013 	3,579,000	4,008,480

		20,048,667

Total Corporate Bonds (cost $554,700,832)		553,931,811

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 21.9%
CONSUMER DISCRETIONARY 1.2%
Auto Components 0.1%
TRW Automotive, Inc., 10.125%, 02/15/2013 EUR	704,000	959,428

Automobiles 0.1%
Renault SA, 6.125%, 06/26/2009 EUR	500,000	658,313

Hotels, Restaurants & Leisure 0.7%
McDonald’s Corp., 5.625%, 10/07/2009 EUR	1,000,000	1,310,539
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	3,300,000	4,290,029

		5,600,568

Multi-line Retail 0.2%
Woolworths Group plc, 8.75%, 11/15/2006 GBP	750,000	1,379,542

Specialty Retail 0.1%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	1,000,000	1,294,297

CONSUMER STAPLES 1.0%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	1,461,479

Food Products 0.3%
Cadbury Schweppes plc, 4.25%, 06/30/2009 EUR	2,000,000	2,493,986

Tobacco 0.5%
British American Tobacco plc, 4.875%, 02/25/2009 EUR	1,000,000	1,263,123
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	1,500,000	2,780,889

		4,044,012

ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010 EUR	2,500,000	3,361,105
Transco plc, 7.00%, 12/15/2008 AUD	1,000,000	777,302

		4,138,407

FINANCIALS 16.4%
Capital Markets 1.1%
Deutsche Bank AG, FRN, 3.35%, 08/09/2007 CAD	6,200,000	5,429,682
Goldman Sachs Group, Inc., 4.25%, 08/04/2010 EUR	2,000,000	2,510,177
Morgan Stanley, FRN, 5.42%, 11/14/2013 GBP	510,000	938,453

		8,878,312

Commercial Banks 8.4%
Banco Santander Central Hispano SA, 4.00%, 09/10/2010 EUR	7,700,000	9,632,311
BOS International Australia, 3.50%, 01/22/2007 CAD	5,000,000	4,356,886
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	2,000,000	2,571,288
DnB NOR ASA, FRN, 3.63%, 12/08/2008 CAD	4,000,000	3,500,972
Eurofima:
5.50%, 09/15/2009 AUD	2,400,000	1,806,512
6.50%, 08/22/2011 AUD	5,000,000	3,931,453
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	676,699
4.25%, 12/07/2010 GBP	1,950,000	3,440,207
5.75%, 09/15/2009 AUD	5,470,000	4,163,851

8

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
European Investment Bank: continued
8.00%, 10/21/2013 ZAR	58,430,000	$9,778,914
FRN, 2.82%, 08/16/2013 GBP	800,000	1,657,238
Kreditanstalt für Wiederaufbau:
3.50%, 04/17/2009 EUR	1,300,000	1,599,410
4.75%, 12/07/2010 GBP	3,790,000	6,818,509
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	7,100,000	5,436,052
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	489,533
Rabobank Nederland:
4.25%, 01/05/2009 CAD	3,030,000	2,655,661
FRN, 3.60%, 06/18/2007 CAD	5,000,000	4,379,214

		66,894,710

Consumer Finance 1.9%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	2,360,000	3,239,105
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	1,880,000	3,469,286
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	730,730
International Lease Finance Corp., 4.125%, 10/09/2008 EUR	1,000,000	1,241,089
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD #	9,160,000	6,216,389

		14,896,599

Diversified Financial Services 0.9%
Cedulas TDA, 3.25%, 06/19/2010 EUR	6,000,000	7,284,616

Insurance 0.3%
Aegon NV, 4.625%, 04/16/2008 EUR	1,000,000	1,252,897
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,000,000	757,475

		2,010,372

Thrifts & Mortgage Finance 3.8%
Canada Housing Trust, Ser. 5, 3.70%, 09/15/2008 CAD	6,280,000	5,451,684
Nykredit, 5.00%, 10/01/2035 DKK	63,359,975	10,469,841
Totalkredit, FRN, 3.07%, 01/01/2015 DKK	86,614,765	14,245,455

		30,166,980

INDUSTRIALS 1.1%
Commercial Services & Supplies 0.6%
Agbar International, 6.00%, 11/12/2009 EUR	3,290,000	4,363,587

Electrical Equipment 0.3%
Fimep SA, 11.00%, 02/15/2013 EUR	1,550,000	2,268,989

Machinery 0.2%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	1,959,162

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	1,800,000	2,541,828

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	1,700,000	3,190,638
France Telecom, FRN, 2.77%, 01/23/2007 EUR	2,018,000	2,460,559

		5,651,197

UTILITIES 0.7%
Electric Utilities 0.7%
Electricidade De Portugal, 6.40%, 10/29/2009 EUR	2,000,000	2,684,397
International Endesa BV, 4.375%, 06/18/2009 EUR	2,000,000	2,509,447

		5,193,844

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $168,901,619)		174,140,228

		9

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 14.5%
Australia, 5.03%, 08/20/2020 AUD	13,650,000	$15,902,146
France, 1.67%, 07/25/2015 EUR	2,950,000	3,675,936
Hong Kong, 4.76%, 06/18/2007 HKD	69,750,000	9,116,102
Hungary, 9.25%, 10/12/2007 HUF	1,740,300,000	8,747,196
Mexico, 10.00%, 12/05/2024 MXN	80,300,000	8,861,804
New Zealand:
6.00%, 04/15/2015 NZD	50,000	34,718
6.50%, 04/15/2013 NZD	6,606,000	4,708,350
Norway, 6.00%, 05/16/2011 NOK	81,865,000	13,750,822
Ontario Province:
4.50%, 04/17/2008 CAD	5,250,000	4,637,017
5.75%, 03/03/2008 NZD #	5,000,000	3,356,894
Poland, 8.50%, 05/12/2006 PLN	28,578,000	9,201,681
Quebec Province, 5.625%, 06/21/2011 EUR	800,000	1,079,352
Sweden:
5.25%, 03/15/2011 SEK	70,000,000	10,079,786
5.50%, 10/08/2012 SEK	32,910,000	4,884,213
United Kingdom, 6.39%, 08/23/2011 GBP	3,491,000	16,740,546

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $114,926,556)		114,776,563

YANKEE OBLIGATIONS-CORPORATE 4.6%
CONSUMER DISCRETIONARY 0.8%
Media 0.8%
IMAX Corp., 9.625%, 12/01/2010 þ	$6,000,000	6,165,000

CONSUMER STAPLES 0.6%
Food & Staples Retailing 0.6%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014 þ	5,000,000	4,787,500

FINANCIALS 0.4%
Capital Markets 0.0%
UBS Luxembourg SA, FRN, 6.38%, 10/24/2006	260,000	263,796

Diversified Financial Services 0.4%
Ship Finance International, Ltd., 8.50%, 12/15/2013	3,455,000	3,230,425

INDUSTRIALS 0.1%
Transportation Infrastructure 0.1%
Sea Containers, Ltd., 10.50%, 05/15/2012 þ	880,000	875,600

INFORMATION TECHNOLOGY 0.7%
Electronic Equipment & Instruments 0.7%
Celestica, Inc.:
7.625%, 07/01/2013 þ	2,250,000	2,210,625
7.875%, 07/01/2011	3,175,000	3,214,687

		5,425,312

MATERIALS 1.0%
Metals & Mining 0.8%
Novelis, Inc., 7.25%, 02/15/2015 144A	6,300,000	5,985,000

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.85%, 08/01/2030 þ	1,775,000	1,526,500

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.3%
Northern Telecom, Ltd., 6.875%, 09/01/2023	3,000,000	2,700,000

10

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount
		Value

YANKEE OBLIGATIONS-CORPORATE continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.7%
Rogers Wireless, Inc.:
7.50%, 03/15/2015	$1,750,000	$1,907,500
9.625%, 05/01/2011	3,000,000	3,480,000

		5,387,500

Total Yankee Obligations-Corporate (cost $37,287,624)		36,346,633

CONVERTIBLE DEBENTURES 0.1%
UTILITIES 0.1%
Independent Power Producers & Energy Traders 0.1%
Calpine Corp., 7.75%, 06/01/2015 þ + • (cost $4,000,000)	4,000,000	470,000

	Shares	Value

SHORT-TERM INVESTMENTS 12.7%
MUTUAL FUND SHARES 12.7%
Evergreen Institutional Money Market Fund ø ##	14,990,969	14,990,969
Navigator Prime Portfolio þþ	85,413,788	85,413,788

Total Short-Term Investments (cost $100,404,757)		100,404,757

Total Investments (cost $1,272,923,012) 160.4%		1,271,585,055
Other Assets and Liabilities and Preferred Shares (60.4%)		(478,611,516)

Net Assets Applicable to Common Shareholders 100.0%		$792,973,539

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
+	Security is deemed illiquid and is valued using market quotations when readily available.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
ZAR	South African Rand

11

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
At January 31, 2006, the Fund had the following open interest rate swap agreements:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain

11/27/2006	$168,000,000	JPMorgan Chase & Co.	Fixed-2.79%	Floating-4.53%[1]	$2,861,694
11/26/2008	112,000,000	JPMorgan Chase & Co.	Fixed-3.582%	Floating-4.53%[1]	3,798,733
[1]This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of January 26, 2006 through February 27, 2006.

At January 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2006	In Exchange for Danish Krone	U.S. Value at January 31, 2006	Unrealized Gain

03/24/2006	3,452,944,320 JPY	$29,893,034	185,792,000	$29,721,015	$172,019

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2006	In Exchange for Japanese Yen	U.S. Value at January 31, 2006	Unrealized Loss

03/13/2006	6,338,509 EUR	$7,661,042	880,216,000	$7,735,021	$73,979
04/10/2006	63,588,611 EUR	76,856,410	8,813,000,000	77,723,398	866,988

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2006	In Exchange for Euro	U.S. Value at January 31, 2006	Unrealized Gain (Loss)

03/13/2006	1,064,000,000 JPY	$9,290,142	7,601,194	$9,145,107	$145,035
03/13/2006	4,000,000,000 JPY	33,280,639	28,366,783	34,380,103	(1,099,464)
04/10/2006	8,813,000,000 JPY	76,010,177	63,706,054	76,023,160	(12,983)

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2006	In Exchange for Great British Pound	U.S. Value at January 31, 2006	Unrealized Gain

03/13/2006	5,177,601,600 JPY	$44,823,839	25,680,000	$44,565,902	$257,937

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,273,466,194. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,224,644 and $20,105,783, respectively, with a net unrealized depreciation of $1,881,139.

12

Item 2 – Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Managed Income Fund

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

By:  /s/ Kasey Phillips
       ________________________
       Kasey Phillips
       Principal Financial Officer

Date: March 31, 2006